FAIR VALUE MEASUREMENTS - Fair value of warrant liabilities (Details) - USD ($)	3 Months Ended				6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]					Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Transfer net					$ 0			$ 0
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfer to Level 1 from Level 3							$ 11,270,000	0
Level 3 | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning	$ 4,650,289	$ 4,946,082	$ 13,375,560	$ 9,504,000	4,946,082	$ 9,504,000		9,504,000
Change in fair value	(4,122,289)	(295,793)	(115,675)	3,871,560
Fair value, ending	528,000	4,650,289	13,259,885	13,375,560	528,000	13,259,885	9,504,000	4,946,082
Level 3 | Public Warrant.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning	0	0	0	0	0	0		0
Change in fair value	0	0	0	0
Fair value, ending	$ 0	0	$ 0	0	0	0	0	0
Level 3 | Public Warrant.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning							0
Initial measurement on July 30, 2020							11,270,000
Transfer from Level 3 to Level 1							(11,270,000)
Level 3 | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning		$ 4,946,082		$ 9,504,000	$ 4,946,082	$ 9,504,000	0	9,504,000
Initial measurement on July 30, 2020							6,732,000
Change in fair value							2,772,000	(4,557,918)
Fair value, ending							$ 9,504,000	$ 4,946,082